UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT		MARK D. PERLOW, ESQ.
FPA Capital Fund, Inc.		DECHERT LLP
11601 WILSHIRE BLVD., STE 1200		ONE BUSH STREET STE. 1600
LOS ANGELES, CALIFORNIA 90025		SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

ITEM 1. Schedule of Investments.

FPA CAPITAL FUND, INC.

PORTFOLIO OF INVESTMENTS

December 31, 2016

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
Exploration & Production — 7.9%
Cimarex Energy Co.	187,144	$25,432,870
Noble Energy, Inc.	844,890	32,156,513
SM Energy Co.	299,413	10,323,760
		$67,913,143
Communications Equipment — 7.8%
ARRIS International plc*	1,498,474	$45,149,021
InterDigital, Inc.	240,325	21,953,689
		$67,102,710
Technology Distributors — 7.1%
Arrow Electronics, Inc.*	279,083	$19,898,618
Avnet, Inc.	867,520	41,302,627
		$61,201,245
Computer Hardware & Storage — 6.6%
Western Digital Corporation	826,760	$56,178,342

Oil & Gas Services & Equipment — 6.3%
Helmerich & Payne, Inc.	210,778	$16,314,217
Patterson-UTI Energy, Inc.	822,558	22,143,261
Rowan Cos. plc (Class A)*	832,510	15,726,114
		$54,183,592
Consumer Goods - Rental — 4.4%
Aaron’s, Inc.	1,190,009	$38,068,388

Electrical Power Equipment — 3.8%
Babcock & Wilcox Enterprises, Inc.*	1,956,429	$32,457,157

Auto Parts — 3.5%
Dana, Inc.	1,600,274	$30,373,201

Educational Services — 3.5%
Apollo Education Group, Inc.*	281,704	$2,788,870
DeVry Education Group, Inc.	860,212	26,838,614
		$29,627,484
Semiconductor Manufacturing — 2.8%
Veeco Instruments, Inc.*	810,280	$23,619,662

Agricultural Machinery — 2.1%
AGCO Corporation	312,751	$18,095,773

Publishing & Broadcasting — 1.8%
Houghton Mifflin Harcourt Co.*	1,433,507	$15,553,551

Information Technology Services — 1.6%
Cubic Corporation	286,300	$13,728,085

See notes to financial statements.

	Shares or Principal Amount	Fair Value
Construction & Mining Machinery — 1.0%
Oshkosh Corporation	127,000	$8,205,470

Specialty Apparel Stores — 0.6%
Foot Locker, Inc.	76,520	$5,424,503

OTHER COMMON STOCKS — 2.0%		$16,696,798

TOTAL COMMON STOCKS — 62.8% (Cost $337,977,749)		$538,429,104

BONDS & DEBENTURES

U.S. Treasuries — 29.1%
U.S. Treasury Bills — 0.00% 2/23/2017@@@	$33,000,000	$32,976,705
U.S. Treasury Bills — 0.00% 3/2/2017@@@	37,000,000	36,970,234
U.S. Treasury Bills — 0.00% 3/23/2017@@@	40,000,000	39,955,992
U.S. Treasury Bills — 0.00% 3/30/2017@@@	100,000,000	99,881,750
U.S. Treasury Bills — 0.00% 6/29/2017@@@	40,000,000	39,878,328

TOTAL U.S. TREASURIES (Cost $249,659,441)		$249,663,009

TOTAL BONDS & DEBENTURES — 29.1% (Cost $249,659,441)		$249,663,009

TOTAL INVESTMENT SECURITIES — 91.9% (Cost $587,637,190)		$788,092,113

Short-Term Investments — 8.6%
State Street Bank Repurchase Agreement — 0.03% 1/3/2017
(Dated 12/30/2016, repurchase price of $73,964,247, collateralized by $74,710,000 principal amount U.S. Treasury Note - 1.375% 2018, fair value $75,448,135)	$73,964,000	$73,964,000
TOTAL SHORT-TERM INVESTMENTS (Cost $73,964,000)		$73,964,000

TOTAL INVESTMENTS — 100.5% (Cost $661,601,190)		$862,056,113
Other Assets and Liabilities, net — (0.5)%		(4,211,429)
NET ASSETS — 100.0% — NOTE 2		$857,844,684

*Non-income producing security.

@@@Zero coupon bond. Coupon amount represents effective yield to maturity.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of December 31, 2016:

FPA CAPITAL FUND, INC.

PORTFOLIO OF INVESTMENTS

December 31, 2016

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Exploration & Production	$67,913,143	$—	$—	$67,913,143
Communications Equipment	67,102,710	—	—	67,102,710
Technology Distributors	61,201,245	—	—	61,201,245
Computer Hardware & Storage	56,178,342	—	—	56,178,342
Oil & Gas Services & Equipment	54,183,592	—	—	54,183,592
Consumer Goods - Rental	38,068,388	—	—	38,068,388
Electrical Power Equipment	32,457,157	—	—	32,457,157
Auto Parts	30,373,201	—	—	30,373,201
Educational Services	29,627,484	—	—	29,627,484
Semiconductor Manufacturing	23,619,662	—	—	23,619,662
Agricultural Machinery	18,095,773	—	—	18,095,773
Publishing & Broadcasting	15,553,551	—	—	15,553,551
Information Technology Services	13,728,085	—	—	13,728,085
Construction & Mining Machinery	8,205,470	—	—	8,205,470
Specialty Apparel Stores	5,424,503	—	—	5,424,503
Other Common Stocks	16,696,798	—	—	16,696,798
U.S. Treasuries	—	249,663,009	—	249,663,009
Short-Term Investment	—	73,964,000	—	73,964,000
	$538,429,104	$323,627,009	$—	$862,056,113

See notes to financial statements.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Levels 1, 2, or 3 during the period ended December 31, 2016.

NOTE 2 — Federal Income Tax

The cost of investment securities held at December 31, 2016 (excluding short-term investments), was $587,637,190 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$211,037,874
Gross unrealized depreciation:	(10,582,951)
Net unrealized appreciation:	$200,454,923

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)           The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: March 1, 2017

By:	/s/ E. Lake Setzler III

E. Lake Setzler III,

Treasurer (Principal Financial Officer)

Date: March 1, 2017